Financial Instruments and Risk Management (Foreign Currency Exchange Rate Risk) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ 187.5	$ 214.0
Unrealized gains	$ 0.6	0.4
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential percentage change in value	10.00%
Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ 11.7	10.4
Impact on pre-tax earnings	1.2	1.4
Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	15.6	21.3
Impact on pre-tax earnings	1.7	2.1
Cash and Cash Equivalents [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	182.8	206.0
Cash and Cash Equivalents [Member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	22.5	26.8
Cash and Cash Equivalents [Member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	9.0	10.8
Equity Securities [Member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	22.8	7.8
Equity Securities [Member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	0.0	0.0
Trade receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	4.7	5.7
Trade receivables [member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	10.3	11.9
Trade receivables [member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	20.9	21.4
Other monetary assets [member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	33.0	33.0
Other monetary assets [member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	3.7	5.9
Accounts Payable And Accrued Liabilities [Member] | Canadian dollar | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(76.9)	(69.1)
Accounts Payable And Accrued Liabilities [Member] | Mexican peso | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ (18.0)	$ (16.8)